Accumulated Other Comprehensive Income/ (Loss)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accumulated Other Comprehensive Income/ (Loss) [Abstract]
Accumulated other comprehensive income/ (loss)
20	Accumulated other comprehensive income/ (loss)

The components of accumulated other comprehensive income/(loss) were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023

Gain on employee benefit
Balance, beginning of period	$115,818	$88,735
(Loss)/gain on employee benefit
- Gratuity
Recognized during the period, net of taxes amounts to $ Nil	(61,594)	45,373
Reclassification to net income: Amortization losses/(gains)	(15,859)	(18,290)
Balance, end of period	38,365	115,818

Foreign currency translation adjustment
Balance, beginning of period	$1,712,181	$680,421
Translation adjustments (gain)/loss recognized during the period, net of taxes amounts to $ Nil	(12,305)	1,031,760
Balance, end of period	1,699,876	1,712,181
Accumulated other comprehensive income	1,738,241	1,827,999

19	Accumulated other comprehensive income/ (loss)

The components of accumulated other comprehensive income/(loss) were as follows:

(In USD) As at	March 31, 2023	March 31, 2022
Gain on employee benefit
Balance, beginning of period	$88,735	$39,362
Gain on employee benefit
– Gratuity
Recognised during the period, net of taxes amounts to $ Nil	45,373	51,365
Reclassification to net income: Amortization losses/(gains)	(18,290)	(1,992)
Balance, end of period	115,818	88,735
Foreign currency translation adjustment
Balance, beginning of period	$680,421	$(81,978)
Translation adjustments gain recognised during the period, net of taxes amounts to $ Nil	1,031,760	762,399
Balance, end of period	1,712,181	680,421
Accumulated other comprehensive income / (loss)	1,827,999	769,156